Investment in Whistler Medical Marijuana Company - Summarized financial information of Whistler Medical Marijuana Company (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current assets	$ 26,704	$ 8,086
Current liabilities	7,878	7,766
Revenue	4,082	554
Income from continuing operations	2,491	(1,190)
Whistler Medical Marijuana Company [member]
Disclosure of associates [line items]
Current assets	4,163	2,233
Non-current assets	13,645	3,855
Current liabilities	3,676	1,649
Non-current liabilities		865
Revenue	3,813	2,817
Income from continuing operations	$ 814	$ 757